Debt - Short term (Details) - USD ($)	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Principal Outstanding	$ 100,000,000.0		$ 450,000,000.0
Deferred finance charges	(10,300,000)		(4,900,000)
Debt discount	(6,800,000)		0
Short-term debt	82,900,000		445,900,000
2028 Notes
Debt Instrument [Line Items]
Principal		$ 1,025,000,000.000
Short-term debt outstanding	75,000,000.0		0
2030 Notes
Debt Instrument [Line Items]
Short-term debt outstanding	25,000,000.0		0
$350m Convertible bonds
Debt Instrument [Line Items]
Principal	350,000,000
Short-term debt outstanding	0		350,000,000.0
PPL Delivery Financing
Debt Instrument [Line Items]
Short-term debt outstanding	0		60,000,000.0
Hayfin Facility
Debt Instrument [Line Items]
Short-term debt outstanding	0		20,000,000.0
Back-end fee, short-term	0		400,000
New DNB Facility
Debt Instrument [Line Items]
Principal			150,000,000
Short-term debt outstanding	0		20,000,000.0
Back-end fee, short-term	$ 0		$ 400,000